Consolidated Statements of Changes in Stockholder's Equity (Deficiency) (USD $) In Thousands, except Share data	Total	Common Stock	Treasury Stock	Additional Paid in Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Loss
Beginning balance at Dec. 21, 2008	$ 136,836	$ 338	$ (78,538)	$ 199,644	$ 22,094	$ (6,702)
Beginning balance, shares at Dec. 21, 2008		1,200,000
Vesting of restricted stock	(177)	1		(178)
Vesting of restricted stock, shares		5,000
Dividend to shareholders	(13,397)			(6,701)	(6,696)
Stock-based compensation	3,582			3,582
Stock issued under Employee Stock Purchase Plan	555	2		553
Stock issued under Employee Stock Purchase Plan, shares		7,000
Net loss	(31,272)				(31,272)
Unrecognized actuarial gains, net of tax	4,475					4,475
Fair value of interest rate swap, net of tax	229					229
Amortization of pension and post-retirement benefit transition obligation, net of tax	447					447
Ending balance at Dec. 20, 2009	101,278	341	(78,538)	196,900	(15,874)	(1,551)
Ending balance, shares at Dec. 20, 2009		1,212,000
Vesting of restricted stock	(1)	2		(3)
Vesting of restricted stock, shares		8,000
Dividend to shareholders	(6,448)			(6,448)
Stock-based compensation	2,122			2,122
Stock issued under Employee Stock Purchase Plan	697	2		695
Stock issued under Employee Stock Purchase Plan, shares		10,000
Net loss	(57,969)				(57,969)
Unrecognized actuarial gains, net of tax	(1,442)					(1,442)
Fair value of interest rate swap, net of tax	1,141					1,141
Amortization of pension and post-retirement benefit transition obligation, net of tax	414					414
Ending balance at Dec. 26, 2010	39,792	345	(78,538)	193,266	(73,843)	(1,438)
Ending balance, shares at Dec. 26, 2010		1,230,000
Vesting of restricted stock	(26)			(26)
Vesting of restricted stock, shares		1,000
Stock-based compensation	677			677
Stock issued under Employee Stock Purchase Plan	182	1		181
Stock issued under Employee Stock Purchase Plan, shares		6,000
Stock issued as part of recapitalization plan	19,296	252		19,044
Stock issued as part of recapitalization plan, shares		1,003,000
Conversion of warrants to stock		7		(7)
Conversion of warrants to stock, shares		29,000
Net loss	(229,417)				(229,417)
Unrecognized actuarial gains, net of tax	1,241					1,241
Fair value of interest rate swap, net of tax	1,458					1,458
Unwind of interest rate swap	339					339
Amortization of pension and post-retirement benefit transition obligation, net of tax	472					472
Ending balance at Dec. 25, 2011	(165,986)	605	(78,538)	213,135	(303,260)	2,072
Ending balance, shares at Dec. 25, 2011		2,269,000
Beginning balance at Dec. 26, 2011
Vesting of restricted stock	51			51
Vesting of restricted stock, shares		10
Stock-based compensation	235			235
Stock issued as part of conversion of debt	75,769	326		75,443
Stock issued as part of conversion of debt, shares		29,796
Warrants issued as part of conversion of debt	124,423			124,423
Warrants issued to SFL	43,938			43,938
Conversion of warrants to stock, shares		12
Retirement of treasury shares			78,538	(78,538)
Net loss	(78,580)				(78,580)
Unwind of interest rate swap	679					679
Amortization of pension and post-retirement benefit transition obligation, net of tax	257					257
Ending balance at Jun. 24, 2012	$ 786	$ 931		$ 378,687	$ (381,840)	$ 3,008
Ending balance, shares at Jun. 24, 2012		32,087